Pay vs Performance Disclosure - USD ($)	12 Months Ended			24 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between compensation actually paid to our principal executive officer (the “PEO”) and the other named executive officers (the “Non-PEO named executive officers”) and certain financial performance metrics of the Company using a methodology that has been prescribed by the SEC.

Pay Versus Performance

Year(s)	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (1)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (2)(3)	Value of Initial Fixed $100 Investment Based On: Total Shareholder Return	Net Income
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2025	$503,907	$499,197	$258,841	$258,841	$83	$5,765,868
2024	462,453	468,403	250,723	250,723	99	4,277,703
2023	588,148	586,208	316,914	316,914	87	6,418,337

Notes:

(1)

For 2025 and 2024, Gary A. Harris was the PEO used for purposes of calculating the amounts set forth in column (c). For 2023, James R. Bosley, Jr. was the PEO used for purposes of calculating the amounts set forth in column (c).

(2)

For 2025, Paul B. Susie, Barry Luciani, and Mark C. Krebs were the non-PEO named executive officers used for purposes of calculating the amounts set forth in columns (d) and (e). For 2024, Mark C. Krebs and Christopher T. Oswald were the non-PEO named executive officers used for purposes of calculating the amounts set forth in columns (d) and (e). For 2023, Mark C. Krebs and Christopher T. Oswald were the non-PEO named executive officers used for purposes of columns (d) and (e). Mr. Krebs retired on June 30, 2025 and his salary listed in the summary compensation table for 2025 reflects the amount paid through such date. Had Mr. Krebs been employed through December 31, 2025, the amounts shown for 2025 in columns (d) and (e) of this table would both have been (after annualizing Mr. Krebs’s salary) $312,493. Mr. Oswald retired on August 19, 2024 and the compensation used to calculate the amounts shown in columns (d) and (e) for 2024 reflects the amounts paid to him through such date. Had Mr. Oswald been employed through December 31, 2024, the amounts shown for 2024 in columns (d) and (e) of this table would both have been (after annualizing Mr. Oswald’s salary) $298,240.

(3)

The dollar amounts reported above for the PEO under “Compensation Actually Paid to PEO” and for the Non-PEO named executive officers under “Average Compensation Actually Paid to Non-PEO Named Executive Officers” represent the amounts actually paid to the PEO and the Non-PEO named executive officers, respectively, as computed in accordance with Item 402(v) of Regulation S-K. These amounts do not reflect the actual amounts of compensation earned by or paid to the PEO or the average of the actual amounts of compensation earned by or paid to the Non-PEO named executive officers during the applicable years. Rather, in accordance with the requirements of Item 402(v) of Regulation S-K, these amounts reflect the amounts reported in the Summary Compensation Table (“SCT”), except that the amounts reported for 2025 have been adjusted as follows:

PEO Total Compensation Amount	$ 503,907	$ 462,453	$ 588,148
PEO Actually Paid Compensation Amount	$ 499,197	468,403	586,208
Adjustment To PEO Compensation, Footnote
	2025	2025
	PEO	Non-PEO (Average)
SCT Total Comp	$503,907	$258,841

Subtract: Grant date fair value of equity awards granted during the covered year	-	-

Add: Fair value as of end of covered year of equity awards granted during covered year that were outstanding and unvested as of end of covered year	-	-

Add: Change in fair value from end of prior year to end of current year for equity awards granted in prior years that were outstanding and unvested at end of current year	$(3,290)	-

Add: Fair value as of vesting date of equity awards that were granted and vested in same year	-	-

Add: Change in fair value from end of prior year to vesting date of equity awards granted in prior years that vested in covered year	$(3,800)

Subtract: Fair value at end of prior year of equity awards granted in prior years that failed to vest (forfeited) in covered year	-	-

Add: Dollar amount of dividends or other earnings paid on equity awards in covered year prior to vesting date that are not included in total compensation for covered year	$2,380	-

Compensation Actually Paid	$499,197	$258,841

The graphs below describe the relationship between pay and performance by comparing compensation actually paid to our PEO and the average actual compensation paid to our Non-PEO named executive officers to our cumulative total shareholder return (TSR) and our net income for each of the last three fiscal years. As noted above, readers are reminded that Mr. Krebs retired on June 30, 2025; accordingly, the following graphs are based on the compensation that Mr. Krebs actually received through his retirement date and not on the compensation (annualized) that he would have received had he been employed through December 31, 2025.

Non-PEO NEO Average Total Compensation Amount	$ 258,841	250,723	316,914
Non-PEO NEO Average Compensation Actually Paid Amount	$ 258,841	250,723	316,914
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 83	99	87
Net Income (Loss)	5,765,868	$ 4,277,703	$ 6,418,337
Gary H. Harris [Member]
Pay vs Performance Disclosure
PEO Name				Gary A. Harris
James R. Bosley, Jr. [Member]
Pay vs Performance Disclosure
PEO Name			James R. Bosley, Jr.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,380
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,290)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,800)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0